Discontinued Operations	9 Months Ended
Sep. 30, 2022
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
2. Discontinued Operations
The Company holds certain asbestos-related contingencies and insurance coverages from divested businesses for which it does not have an interest in the ongoing operations. The entities that hold these assets and liabilities became subsidiaries of the Company during the three months ended April 1, 2022 in connection with the Separation. These assets and liabilities were not included in the Company’s historical Combined Financial Statements for 2021 as the Company did not have legal title to these assets, nor was the Company the legal obligor of these liabilities. The 2022 amounts reflect income, expenses, assets and liabilities historically recorded within the Former Parent’s divested businesses that were not part of Former Parent’s Fabrication Technology segment. Refer to “Note 1, Organization and Basis of Presentation” for additional information.
The Company has classified asbestos-related activity in its Consolidated and Combined Condensed Statements of Operations as part of Loss from discontinued operations, net of taxes. See Note 13, “Commitments and Contingencies” for further information.
Cash used in operating activities related to discontinued operations for the three and nine months ended September 30, 2022 was $5.6 million and $19.3 million, respectively.